Assets held for sale and discontinued operations - Additional information (Detail) - GBP (£) £ in Millions				12 Months Ended
		Feb. 27, 2020	Dec. 05, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Goodwill impairment on classification as held for sale	[1]			£ (94.5)
Disposal of discontinued operations consideration expected to be received for remaining stages			£ 200.0
Net cash inflow from operating activities				1,850.5	£ 1,693.8	£ 1,408.1
Net cash inflow/(outflow) from investing activities				1,759.6	184.5	(499.7)
Net cash (outflow)/inflow from financing activities				(2,922.0)	(1,613.8)	(785.6)
Kantar [member]
Statement [LineItems]
Net cash inflow from operating activities				322.9	292.5	378.4
Net cash inflow/(outflow) from investing activities				(53.2)	(59.5)	(67.8)
Net cash (outflow)/inflow from financing activities				(27.2)	£ (7.9)	£ (9.1)
Kantar second stage [member]
Statement [LineItems]
Proportion of the Kantar group included in the second stage of the transaction completed		4.00%
Disposal of major subsidiary [member] | Kantar second stage [member]
Statement [LineItems]
Disposal group discontinued operation cash consideration received		£ 136.7
Kantar Business [Member]
Statement [LineItems]
Percentage of interest in associates			40.00%
Proportion of the Kantar group included in the first stage of the transaction completed			90.00%
Goodwill impairment on classification as held for sale				(94.5)
Attributable tax expense				157.4
Gain on disposal of discontinued operations Before Tax				£ 73.8
Disposal of discontinued operations consideration			£ 2,140.2

[1]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.